REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

(in thousands of $)	2024	2023
Trade accounts receivable from contracts with customers, net (1)	31,434	28,970
Contract assets, current (2)	3,183	3,938
Contract liabilities, current (2)	(353)	(5,320)

(1)Trade accounts receivable from contracts with customers, net, relate to receivables from drilling contracts, voyage charter receivables, demurrage receivables and pool receivables, net of allowance for expected credit losses. The expected credit losses relating to trade accounts receivable from contracts with customers was $0.1 million as of December 31, 2024 (December 31, 2023: $15.0 thousand). (See also Note 12: Trade Accounts Receivable and Other Current Assets and Note 27: Allowance for Expected Credit Losses).
(2)Contract assets, current, and contract liabilities, current are included in "Prepaid expenses and accrued income" and "Other current liabilities", respectively, in the Consolidated Balance Sheets.
Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2024, are as follows:

(in thousands of $)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract asset/(liability), beginning of the year	3,938	(5,320)	(1,382)
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(3,938)	5,320	1,382
Cash (received)/paid, excluding amounts recognized in the income statement	3,183	(353)	2,830
Net contract asset/(liability), at the end of the year	3,183	(353)	2,830

Contract assets and liabilities as of December 31, 2024 are expected to be realized within the next 12 months. Contract assets consists of accrued income in relation to voyage charters, pool contracts and drilling contracts including demobilization revenue. In addition, the Company had deferred mobilization costs of $4.5 million which were fully amortized in the year ended December 31, 2024. Contract liabilities consists of deferred voyage revenues and, mobilization revenue for both wholly and partially unsatisfied performance obligations, which have been estimated for purposes of allocating across the entire corresponding performance obligations.

Significant changes in the contract assets and the contract liabilities balances during the year ended December 31, 2023, are as follows:

(in thousands of $)	Contract Assets	Contract Liabilities	Net Contract Balances
Net contract asset/(liability), beginning of the year	10,102	(1,585)	8,517
Amortization of contract assets and contract liabilities from contracts at the beginning of the year	(10,102)	1,585	(8,517)
Cash (received)/paid, excluding amounts recognized in the income statement	3,938	(5,320)	(1,382)
Net contract asset/(liability), at the end of the year	3,938	(5,320)	(1,382)